Other non-financial assets	12 Months Ended
Dec. 31, 2021
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of other non financial assets [Line Items]
Other non-financial assets

6.    Other non-financial assets

This item is made up as follows:

	December 31, 2021	December 31, 2020
	US$(000)	US$(000)

Current
Value added tax (VAT) credit	36,848	40,300
Other taxes to be recovered	—	1,060
	36,848	41,360

Non-current
Other receivables (a)	236,548	190,501
Income tax benefits (b)	19,303	13,669
Other taxes to be recovered	1,847	1,457
	257,698	205,627

Total other non-financial assets	294,546	246,987
(a)

Represents disbursements made under protest by the Company in connection with disputed tax assessments related to reviews by SUNAT (Superintendencia Nacional de Aduanas y de Administración Tributaria) from the years 2003 to 2013 (see Note 13(c) and 13(e)) of US$ 228.9 million as of December 31, 2021 (US$ 190.5 million as of December 2020) and for the years 2015 and 2016 related to customs taxes of US$ 7.6 million as of December 31, 2021. According to current tax procedures and the timeframe for resolving these types of claims, management and its legal advisors expect resolution of this matter will be favorable to the Company and amounts will be recoverable.

(b)

The balance as of December 31, 2021, represents income tax benefits related to income tax examinations for the years 2014 and 2015 which the Company expect to recover in the coming years of US$9.6 million. Additionally, includes income tax benefits for the years 2016 and 2019 through 2021, of US$ 9.7 million, determined in accordance with the IFRIC 23, “Uncertainty over Income Tax Treatments”.

The balance as of December 31, 2020, represents income tax benefits from the years 2015 and 2016 determined in accordance with the IFRIC 23, “Uncertainty over Income Tax Treatments.”